Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2021
Regulatory Matters [Abstract]
Capital Ratios Excluding the Capital Conservation Buffer
The following tables summarize the actual and required capital amounts of the Bank as of year-end.

	Actual		To Be Well Capitalized Under Prompt Corrective Action Regulations
Bank	Amount	Ratio	Amount	Ratio
Tier 1 capital (to average assets)
December 31, 2021	$126,201	10.3%	$104,387	8.5%
December 31, 2020	120,989	10.7	90,407	8.0